Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net revenues	$ 6,897	$ 7,404	$ 8,082
Sense & Power and Automotive Products (SP&A) [Member]
Segment Reporting Information [Line Items]
Net revenues	4,401	4,774	4,775
Sense & Power and Automotive Products (SP&A) [Member] | Automotive ("APG") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,727	1,807	1,668
Sense & Power and Automotive Products (SP&A) [Member] | Industrial & Power Discrete ("IPD") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,706	1,865	1,801
Sense & Power and Automotive Products (SP&A) [Member] | Analog Power And Micro Electro Mechanical Systems And Sensors [Member]
Segment Reporting Information [Line Items]
Net revenues	968	1,102	1,306
Embedded Processing Solutions (EPS) [Member]
Segment Reporting Information [Line Items]
Net revenues	2,473	2,608	3,269
Embedded Processing Solutions (EPS) [Member] | Digital Products Group (DPG) [Member]
Segment Reporting Information [Line Items]
Net revenues	857	1,086	1,901
Embedded Processing Solutions (EPS) [Member] | Microcontrollers, Memory & Secure MCU (MMS) [Member]
Segment Reporting Information [Line Items]
Net revenues	1,616	1,507	1,367
Embedded Processing Solutions (EPS) [Member] | Other EPS [Member]
Segment Reporting Information [Line Items]
Net revenues		15	1
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	6,874	7,382	8,044
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 23	$ 22	$ 38